Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic And Diluted Earnings Per Share
Net income attributable to Vale S.A.'s shareholders	$ 2,117	$ 2,769	$ 3,511	$ 4,448
Weighted average number of common shares outstanding	4,268,779	4,274,769	4,268,769	4,283,095
Weighted average number of common shares outstanding and potential ordinary shares	4,274,808	4,279,782	4,274,798	4,288,108
Basic earnings per share	$ 0.50	$ 0.65	$ 0.82	$ 1.04
Diluted earnings per share	$ 0.50	$ 0.65	$ 0.82	$ 1.04